Concentrations (Details Narrative)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration risk, description

The Company has three tenants that rent approximately 29% of the Company’s total rentable space as of December 31, 2014 with base rent representing 60% of total base rent revenues for the year ended December 31, 2014. For the same period in 2013, two tenants rented approximately 50% of the total rentable space as of December 31, 2013 with base rent representing 59% of total base rent revenues for the year ended December 31, 2013. The largest tenant rents approximately 8.4% of the rentable space and represents 25% of total base rent revenues for the year ended December 31, 2014. The Company had one tenant who accounted for 72% of the total outstanding rents receivable balance as of December 31, 2014 and a different tenant who accounted for 88% of the total outstanding rents receivable balance as of December 31, 2013.